Other Operating Expenses - Summary of Other Operating Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Profit or loss [abstract]
Impairment loss on investment in joint venture	¥ 0	$ 0	¥ 0	¥ 990
Impairment on property, plant and equipment	0	0	36,720	0
Reversal of provision for onerous contract, net	0	0	0	(4,829)
Foreign exchange loss, net	5,670	790	482	555
Loss on disposal of property, plant and equipment	59	8	0	0
Loss on Liquidation of Joint Venture	399	56	0	0
Loss on liquidation of subsidiary	5	1	0	0
Write-back of unrecoverable value-added tax	0	0	(11,164)	0
Others	5,465	762	900	877
Other operating expenses	¥ 11,598	$ 1,617	¥ 26,938	¥ (2,407)